RELATED PARTY TRANSACTIONS - Revenue And Accounts Receivable (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
RELATED PARTY TRANSACTIONS
Revenue	$ 34,094,368	$ 26,497,821
Cost of revenues	30,493,854	23,119,206
Related party
RELATED PARTY TRANSACTIONS
Revenue	9,346,622	4,298,763
Accounts receivable	$ 4,024,951		$ 2,871,872
Percentage of collection of receivables with related parties (in %)	99.50%
Cost of revenues	$ 8,353,493	3,757,075
Related party | Dayong
RELATED PARTY TRANSACTIONS
Revenue	9,346,622	$ 4,298,763
Accounts receivable	$ 4,024,951		$ 2,871,872